General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
General and administrative expenses

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Payroll and related costs	$8,180	$5,423	$7,030
Professional fees	4,125	4,677	3,998
Other expenses	5,088	4,964	5,637

Total	$17,393	$15,064	$16,665